Vessels, net	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net
5. Vessels, net

The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,064	-	14,064
-Additions for improvements	304	-	304
- Depreciation for the year	-	(6,940)	(6,940)
Balance, December 31, 2023	$83,144	$(12,044)	$71,100
- Vessel acquisition	27,506	-	27,506
- Vessels’ impairment	(6,164)	3,511	(2,653)
- Vessel disposal	(22,024)	3,164	(18,860)
- Depreciation for the year	-	(5,830)	(5,830)
Balance, December 31, 2024	$82,462	$(11,199)	$71,263

Vessel acquisitions

In February 2023, Fiji entered into a memorandum of agreement, as amended, to purchase from DSI, the Panamax dry bulk carrier M/V Melia, for the purchase price of $14,000 pursuant to the right of first refusal granted by DSI (Notes 3(f) and 7(c)). The vessel was delivered to the Company on February 8, 2023.

On July 15, 2024, Batiki entered into a memorandum of agreement, as amended, to purchase from an entity controlled by one of the Company’s directors, the M/T Zeze Start, for a purchase price of $27,000 (Notes 3(h) and 7(c)). The vessel was delivered to the Company on September 9, 2024. As also noted under Note 3(f) above, the vessel’s cost was accounted for at $27,500.

For the years ended December 31, 2024, and 2023, pre-delivery expenses amounted to $6 and $64, respectively.

Vessel disposal

On April 30, 2024, the Company, through its wholly owned subsidiary Darrit, entered into an agreement with an unrelated party to sell the vessel M/V Baltimore for a sale price of $18,250, before commissions and other sale expenses. On April 25, 2024, according to the provisions of ASC 360, the vessel was classified in current assets as “Vessel held for sale” and was measured at its fair value (as determined through Level 1 inputs of the fair value hierarchy by reference to its agreed sale price as per the memorandum of agreement terms) less estimated costs to sell, which was lower than the vessel’s carrying amount. Such classification resulted in an impairment loss of $1,087 which is separately presented in “Impairment loss” in the accompanying 2024 consolidated statement of comprehensive loss. The fair value of the impaired vessel as of its impairment date was $18,250. The vessel was delivered to its buyers on November 19, 2024. Upon conclusion of the sale, the Company recognized an additional loss of $7 representing additional expenses related to the sale, which is separately reflected in “Loss of sale of vessel” in the accompanying 2024 consolidated statement of comprehensive loss.

Vessels’ impairment

During 2024, the carrying value of two vessels was impaired as a result of the Company’s impairment exercise. More specifically, an impairment loss of $1,307 and $3,728 was recognized for the vessels M/V Melia, and M/T Zeze Start, respectively, that were classified as held and used as at December 31, 2024, as the Company’s impairment exercise concluded that their carrying values were not recoverable as of that date. The carrying value plus unamortized dry-docking costs of the M/V Melia and the M/T Zeze Start prior to the impairment amounted to $11,667 and $29,108, respectively. The vessels were measured at fair value on a non-recurring basis based on Level 2 inputs of the fair value hierarchy by making use of available market data. The aggregate fair value of the impaired vessels as of their impairment date was $35,740. The aggregate impairment loss recognized by the Company during the year ended December 31, 2024, amounted to $6,122 which is presented in “Impairment loss” in the accompanying 2024 consolidated statement of comprehensive loss (Note 11).

Aggregate impairment charges for the year ended December 31, 2024, for the dry bulk and tanker segments amounted to $2,394 and $3,728, respectively (Note 11).

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment system and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During 2024 and 2023, the additions to vessels’ cost amounted to $nil and $304, respectively.

Change in scrap rate estimate

Effective July 1, 2023, the Company changed the estimated scrap rate of all of its vessels from $250 per lightweight ton to $400 per lightweight ton. This change was made because the historical scrap rates over the past ten years have increased and as such the $250 rate was no longer considered representative. For 2024, this increase in the vessels’ salvage value reduced depreciation and net loss by approximately $1,538 and basic and diluted loss per share by approximately $0.21 and $0.21, respectively. For 2023, it reduced depreciation and net loss by approximately $917 and basic and diluted loss per share by approximately $0.28 and $0.27, respectively.